Supplement to the
Fidelity® Select Portfolios®
April 28, 2007
Prospectus

This prospectus dated April 28, 2007 is no longer applicable for Money Market Portfolio. Please refer to the fund's current prospectus dated June 29, 2007.

The following information replaces the biographical information for Constuction and Housing found in the "Fund Management" section on page 69.

Daniel Kelley is manager of Construction and Housing, which he has managed since May 2007. Since joining Fidelity Investments in 2005, he has worked as an equity research analyst. Mr. Kelley was an associate in the Institutional Equities Division for Morgan Stanley from 2004 until 2005. From 2001 until 2004, he worked as a financial analyst, and later as an associate in the Equities Division for Goldman Sachs & Co.

Benjamin Hesse is manager of Brokerage and Investment Management Portfolio, which he has managed since June 2007. Mr. Hesse joined Fidelity Investments as a research analyst in August 2005, after receiving an MBA from Columbia Business School in 2005. Previously, Mr. Hesse was a research analyst intern at Credit Suisse Asset Management in New York.

SEL-07-06 June 30, 2007
1.482105.204

Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

This Statement of Additional Information dated April 28, 2007 is no longer applicable for Money Market Portfolio. Please refer to the fund's current Statement of Additional Information dated June 29, 2007.

Martin Zinny no longer manages Retailing Portfolio and Construction & Housing Portfolio. Jody Simes no longer manages Materials Portfolio. Aaron Cooper no longer manages Medical Equipment Portfolio. Nora Creedon no longer manages Construction and Housing Portfolio. All references to Martin Zinny, Jody Simes, Aaron Cooper, and Nora Creedon have been removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 71.

The following table provides information relating to other accounts managed by Mr. Hornbuckle as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$87	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($87 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Discretionary Portfolio ($42 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Fischer as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$758	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Materials Portfolio ($326 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of April 30, 2007
Evan Hornbuckle	Retailing Portfolio	none
John Harris	Consumer Discretionary Portfolio	none
Duffy Fischer	Materials Portfolio	$1 - $10,000

SELB-07-03 June 30, 2007
1.475630.131

The following table provides information relating to other accounts managed by Mr. Yoon as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$810	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Equipment Portfolio ($810 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Kelley as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$134	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($134 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of May 31, 2007
Edward Yoon	Medical Equipment Portfolio	$10,001 - $50,000
Dan Kelley	Construction and Housing Portfolio	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 97.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).